Employee benefits (Post-Employment) - Disclosure of changes in provision (Details) (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Opening Balance	$ 34	$ 811
Revision of provisions	(6)	(237)
Separations in the period	(11)	(558)
Cumulative translation adjustment	(4)	18
Closing Balance	23	34
Current	23	$ 34
New enrolments PIDV Petrobras 2016 [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Enrollments	$ 10